Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The fair value of the Company’s financial instruments were as follows (in thousands):

	As of December 31, 2017
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents:
Money market funds	$25,146	$—	$—	$25,146

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total

Cash and cash equivalents:
Money market funds	$185,405	$—	$—	$185,405